FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Carrying Value and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	$ 10,675	$ 12,502
Estimated Fair Value	11,617	13,211
Short-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	1,647	1,838
Estimated Fair Value	1,649	1,854
Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	9,195	10,999
Estimated Fair Value	10,129	11,710
Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	1,480	1,503
Estimated Fair Value	1,488	1,501
Level 1 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	8,698	9,963
Level 1 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0
Level 1 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	8,698	9,963
Level 1 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value
Level 2 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	2,919	3,248
Level 2 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	1,649	1,854
Level 2 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	1,431	1,747
Level 2 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	1,488	1,501
Level 3 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	$ 0	$ 0